SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012 item
Goodwill and other intangible assets
Period over which intangibles are being amortized	7 years
Segment Information
Number of operating segments	1
Risk and Uncertainties
Number of significant types of risks	2
Number of main components of economic risk	3